UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22329

Nuveen Mortgage Opportunity Term Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Mortgage Opportunity Term Fund (JLS)
March 31, 2010

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Mortgage-Backed Securities - 86.1%
	Residential - 86.1%
$ 5,706	ACE Securities Corporation, Asset Backed Pass-Through Certificates Series 2007-HE2	0.366%	12/25/36	B2	$ 3,700,619
3,885	Aesop Funding II LLC, 144A	4.640%	5/20/16	Aaa	3,884,612
10,800	Asset Backed Funding Corporation, Asset Backed Certificates, Series 2006-OPT3	0.406%	11/25/36	Baa3	5,385,015
1,000	Asset Backed Funding Corporation, Asset-Backed Certificates Series 2006-OPT1	0.486%	9/25/36	A	509,698
1,205	Banc of America Commercial Mortgage Inc, Commercial Mortgage Pass-Through Certificates Series 2007-4	5.811%	2/10/51	BBB	946,139
2,130	Banc of America Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2006-6	5.390%	10/10/45	Aa2	1,806,172
4,254	Bear Stearns Adjustable Rate Mortgage Trust, Mortgage Pass-Through Certificate Series 2007-4	5.968%	6/25/47	CCC	3,299,202
7,878	Bear Stearns Adjustable Rate Mortgage Trust, Pass Through Certificates, Series 2006-4	5.649%	10/25/36	CCC	5,353,119
7,735	Bear Stearns Adustable Rate Mortgage Trust, Mortgage Pass-Through Certificate Series 2005-10	4.223%	10/25/35	BB	6,072,895
10,880	Bear Stearns Alt-A Trust, Mortgage Pass- Through Certificates, Series 2006-8	0.406%	6/25/46	Caa3	5,243,240
6,664	Bear Stearns ARM Trust, Mortgage Pass Through Certificates, Series 2007-1	5.411%	2/25/47	CCC	4,464,879
3,300	Bear Stearns Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-TOP28	5.835%	9/11/42	A+	2,858,587
5,000	Carrington Securities LP, Mortgage Loan Trust Assset-Backed Pass-Through Certificates Series 2007-HE1	0.396%	6/25/37	A+	3,201,997
5,422	Citgroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, Series 2007-AR4	5.560%	3/25/37	CCC	3,922,856
2,271	Citigroup Mortgage Loan Inc., Mortgage Pass Through Certificates, Series 2006- AR2	5.589%	3/25/36	B3	1,724,475
6,200	Citigroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, Series 2005-3	3.278%	8/25/35	Ba2	4,322,810
5,012	Citigroup Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2006-AR7	5.778%	11/25/36	CCC	3,199,163
6,389	Citigroup Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2006-AR7	5.532%	11/25/36	CCC	3,539,443
3,943	Citigroup Mortgage Loan Trust, Mortgage Pass-Through Certificatesm Series 2007-AR8	5.854%	7/25/37	BB	2,904,743
1,590	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2005-J11	6.000%	10/25/35	B2	1,214,625
795	Countrywide Alternative Loan Trust, Securitization Pass-Through Certificates Series 2007-HY5R	5.544%	3/25/47	B	695,836
4,500	Countrywide Asset-Backed Certificates Trust 2006-22	0.356%	5/25/37	A-	3,876,619
8,673	Countrywide Asset-Backed Certificates Trust, Series 2006-17	0.396%	3/25/47	B-	5,772,716
10,558	Countrywide Home Loans, Asset-Backed Certificates Trust, Series 2005-13	0.496%	4/25/36	Ba2	8,787,986
5,894	Credit Suisse First Boston Mortgage Acceptance Corporation, Adjustable Rate Mortgage-Backed Pass Through Certifcates Series 2005-12	5.585%	3/25/36	B3	3,929,682
4,940	Dominos Pizza Master Issuer LLC, Series 2007-1	5.261%	4/25/37	BBB-	4,472,346
75	Federal National Mortgage Association Pool 878334	6.000%	5/01/36	AAA	79,936
446	Federal National Mortgage Association Pool 943456	6.000%	8/01/37	AAA	474,334
255	Federal National Mortgage Association Pool 944722	6.000%	7/01/37	AAA	271,648
16	Federal National Mortgage Association Pool 952411	6.000%	9/01/37	AAA	17,328
310	Federal National Mortgage Association Pool 953815	6.000%	11/01/37	AAA	330,262
21	Federal National Mortgage Association Pool 959444	6.000%	12/01/37	AAA	22,403
392	Federal National Mortgage Association Pool 967947	6.000%	1/01/38	AAA	417,624
89	Federal National Mortgage Association Pool 972305	6.000%	2/01/38	AAA	94,785
658	Federal National Mortgage Association Pool AD0205	6.000%	9/01/39	AAA	699,844
1,991	Federal National Mortgage Association Pool AD0640	6.000%	3/01/39	AAA	2,118,359
20,700	Federal National Mortgage Association (MDR) (WI/DD)	6.000%	TBA	AAA	21,990,521
18,000	Federal National Mortgage Association (MDR) (WI/DD)	6.500%	TBA	AAA	19,510,308
7,212	First Horizon Alternative Mortgage Securities Trust, Mortgage Pass-Through Certificates Series 2006-FA3	6.000%	7/25/36	Caa1	5,916,134
5,251	First Horizon Alternative Mortgage Securities, Mortage Pass-Through Certificates, Series 2006-FA3	6.000%	7/25/36	Caa1	3,951,560
484	First Horizon Mortgage Pass-Through Certificates Trust, Series 2007-AR1	5.832%	5/25/37	CCC	369,938
4,944	First Horizon Mortgage Pass-Through Trust, Mortgage Pass-Through Certificate Series 2007-AR2	5.809%	8/25/37	CC	3,750,476
33,664	Federal Home Loan Mortgage Corporation Mortgage Pool 3179	6.390%	7/15/36	AAA	4,238,901
7,673	Federal Home Loan Mortgage Corporation Multi-Class Certificates, Series 3175	6.920%	6/15/36	AAA	887,806
18,335	Federal Home Loan Mortgage Corporation Multi-Class Certificates, Series 3411	6.770%	8/15/36	AAA	2,247,114
25,114	Federal Home Loan Mortgage Corporation Multi-Class Certificates, Series 3415	6.070%	8/15/35	AAA	3,274,357
23,515	Federal Home Loan Mortgage Corporation Multi-Class Certificates, Series 3591	6.170%	6/15/39	AAA	2,639,192
19,196	Federal Home Loan Mortgage Corporation Multi-Class Certificates, Series 3591	5.970%	10/15/39	AAA	1,763,323
2,870	Federal Home Loan Mortgage Corporation Structured Pass Through Certificates Series 2010-K006	5.357%	12/26/46	AAA	2,515,286
5,543	GMAXM Mortgage Loan Trust, Mortgage Pass-Through Certificates Series 2005-AF2	6.000%	12/25/35	CC	3,900,076
5,931	Goldman Sachs GSAA Home Equity Trust Asset-Backed Certificates Trust 2007-1	0.326%	2/25/37	Caa1	3,191,843
2,760	Goldman Sachs Mortgage Company, GSAMP Mortgage Pass-Through Certificates, Series 2006-FM3	0.476%	11/25/36	CCC	1,058,017
5,000	Greenwich Capital Commercial Funding Corporation, Commercial Mortgage Pass- Through Certificates, Series 2005-GG5.11	5.224%	4/10/37	Aaa	5,029,776
5,282	GSR Mortgage Loan Trust, Mortgage Pass- Through Certificates, Series 2006-AR2	5.673%	4/25/36	B-	3,804,362
7,486	GSR Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2007-AR2	5.736%	5/25/47	CCC	5,365,314
5,300	HSI Asset Securitization Corporation, Mortgage Pass-Through Certificates, Series 2006-HE1	0.356%	10/25/36	CCC	2,138,094
4,351	IndyMac INDA Mortgage Loan Trust 2006- AR1, Pass-Through Certificates	5.849%	8/25/36	AAA	4,243,971
7,462	IndyMac INDA Mortgage Loan Trust Series 2007-AR3	6.101%	7/25/37	B2	5,867,441
3,300	J.P. Morgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2007-CIBC20	5.901%	2/12/51	Aaa	2,769,769
1,634	J.P. Morgan Mortgage Trust, Mortgage Pass-Through Certificates, Series 2007-A4	5.371%	6/25/37	CCC	1,275,464
7,525	JP Morgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2005-LDP3	4.940%	8/15/42	A2	6,219,627
4,183	JP Morgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2006-LDP8	5.440%	5/15/45	Aaa	3,279,800
6,579	LB UBS Commercial Mortgage Trust Series 2007-C2, Pass Through Certificates	5.493%	2/15/40	BBB	5,139,228
4,350	LB UBS Commercial Mortgage Trust, Series 2005-C5	5.017%	9/15/40	A+	4,069,417
7,953	Merrill Lynch Mortgage Backed Securities Trust, Mortgage Loan Asset Backed Notes, Series 2007-2	5.800%	8/25/36	B3	6,232,264
1,497	Merrill Lynch Mortgage Backed Securities Trust, Mortgage Loan Asset Backed Notes, Series 2007-3	5.494%	6/25/37	CCC	1,108,863
1,361	Merrill Lynch Mortgage Investors Trust, Mortgage Loan Asset Backed Certificates, Series 2007-MLN1	0.356%	3/25/37	Caa1	873,101
9,065	Merrill Lynch Mortgage Investors Trust, Mortgage Loan Asset-Backed Notes, Series 2005-A9	5.129%	12/25/35	B+	6,241,506
5,000	Merrill Lynch Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2005-LC1	5.324%	1/12/44	Aaa	4,031,772
2,416	Morgan Stanley Capital I Inc., Mortgage Pass-Through Certificates, Series Series 2006-7	6.141%	6/25/36	CCC	1,385,648
1,635	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-HQ13	5.569%	12/15/44	A+	1,469,819
4,600	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-TOP25	5.544%	11/12/49	Aaa	4,024,530
4,777	Morgan Stanley Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2006-3AR	5.057%	3/25/36	CCC	2,940,016
2,786	Nomura Asset Acceptance Corporation, Alternative Loan Trust Mortgage Pass- Through Certificates Series 2005-AR4	3.395%	8/25/35	Baa3	1,919,498
3,400	NovaStar Mortgage Funding Corporation, Home Equity Loan Asset-Backed Certificates, Series 2007-2	0.426%	9/25/37	B1	1,131,845
5,000	Renaissance Home Equity Loan Trust Asset Backed Certificates, Series 2007-3	6.998%	9/25/37	B3	2,498,540
3,781	Residential Accredit Loans Inc., RALI Mortgage Asset-Backed Pass-Through Certificates, Series 2005-QA6	5.015%	5/25/35	B3	2,318,724
8,150	Residential Asset Mortgage Products Inc, GMACM Mortgage Pass-Through Certificates Series 2005-AR5	2.993%	9/19/35	CCC	5,874,027
3,695	Residential Asset Securitization Trust 2006-A7CB	6.500%	7/25/36	Caa3	1,940,205
5,713	Residential Funding Mortgage Securities I Inc., Mortgage Pass Through Certificates Series 2007-SA3	5.747%	7/27/37	CC	4,066,971
3,691	Residential Funding Mortgage Securities I Inc., Mortgage Pass Through Certificates, Series 2006-SA3	5.956%	9/25/36	CCC	2,725,886
4,886	Residential Funding Mortgage Securities I, Mortgage Pass-Through Securities Series 2006-S1	5.750%	1/25/36	B3	3,535,397
5,657	Residential Funding Mortgage Securities I, Mortgage Pass Through Certificates, Series 2007-SA2	5.644%	4/25/37	Caa3	4,145,915
5,015	Residential Funding Mortgage Securities Inc. Mortgage Pass-Through Certificates Series 2006-SA2	5.845%	8/25/36	CCC	3,857,542
5,817	Sequoia Mortgage Trust, Mortgage Pass-Through Certificates, Series 2007-1	5.635%	2/20/47	CCC	4,486,406
5,167	SunTrust Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificate Series 2007-2	5.587%	4/25/37	CCC	3,939,507
1,569	SunTrust Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificate Series 2007-4	5.984%	7/25/14	B3	1,275,903
2,999	SunTrust Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificate Series 2007-4	6.019%	10/25/37	B3	2,315,795

8,155	SunTrust Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2007-1	5.720%	2/25/37	CCC	5,534,625
625	Wachovia Bank Commercial Mortgage Trust, Commericial Mortgage Pass-Through Certificates, Series 2007-C31	5.509%	4/15/47	Aaa	566,721
1,284	Washington Mutual Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2003-MS9	7.471%	4/25/33	A	1,160,789
4,722	Washington Mutual Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2006-5	6.000%	7/25/36	Caa2	3,038,673
6,897	Washington Mutual Mortgage Securities Corporation, Pass Through Certificates, Series 2006-AR	5.566%	12/25/36	CCC	4,979,252
2,465	Wells Fargo Alternative Loan Trust, Mortgage Asset-Backed Pass-Through Certificates Series 2007-PA6	6.462%	12/28/37	CCC	1,729,398
1,234	Wells Fargo Mortgage Backed Securities Trust 2006-AR17, Mortgage Pass Through Certificates	5.224%	10/25/36	CCC	929,026
597	Wells Fargo Mortgage Backed Securities Trust, Mortgage Pass-Through Certificates Series 2006-AR16	5.595%	10/25/36	CCC	453,720
2,560	Wells Fargo Mortgage Securities Trust, Mortgage Pass Through Certificates, Series 2006-AR10	5.923%	7/25/36	CCC	2,067,567
782	Wells Fargo Mortgage Securities Trust, Mortgage Pass Through Certificates, Series 2006-AR12	6.039%	9/25/36	Caa1	660,625
1,509	Wells Fargo Mortgage Securities Trust, Mortgage Pass Through Certificates, Series 2006-AR12	5.938%	9/25/36	Caa2	1,104,684
2,536	Wells Fargo Mortgage Securities Trust, Mortgage Pass Through Certificates, Series 2006-AR8	5.132%	4/25/36	BB	2,181,808
543,517	Total Residential				328,769,680
$ 543,517	Total Mortgage-Backed Securities (cost $324,879,211)				328,769,680
	PPIP Limited Partnership - 11.5%
$ -	Wellington Management Legacy Securities PPIF, LP (3)	N/A	N/A	N/A	$ 44,113,153
$ -	Total PPIP Limited Partnership (cost $42,939,148)				44,113,153

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	Short-Term Investments - 14.2%
$ 54,332	Repurchase Agreement with State Street Bank, dated 3/31/10, repurchase price $54,331,660, collateralized by $55,470,000 U.S. Treasury Bills, 0.000%, due 9/02/10, value $55,420,077	0.000%	4/01/10		$ 54,331,660
	Total Short-Term Investments (cost $54,331,660)				54,331,660
	Total Investments (cost $422,150,019) - 111.8%				427,214,493
	Other Assets Less Liabilities - (11.8)%				(45,114,609)
	Net Assets - 100%				$382,099,884

Fair Value Measurements
In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Mortgage-Backed Securities	$ –	$ 328,769,680	$ –	$ 328,769,680
PPIP Limited Partnership	–	–	44,113,153	44,113,153
Short-Term Investments	54,331,660	–	–	54,331,660
Total	$ 54,331,660	$ 328,769,680	$ 44,113,153	$ 427,214,493

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3
PPIP Limited
Partnership
Balance at the beginning of period	$ 18,829,211
Gains (losses):
Net realized gains (losses)	–
Net change in unrealized appreciation (depreciation)	1,516,965
Net purchases at cost (sales at proceeds)	23,766,977
Net discounts (premiums)	–
Net transfers in to (out of) at end of period fair value	–
Balance at the end of period	$ 44,113,153

Income Tax Information

The following information is presented on an income tax basis based on the information currently available to the Fund. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of taxable income from the Feeder PPIP Fund investment, premium amortization, recognition of unrealized gain or loss for tax (mark-to-market) on future contracts and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2010, the cost of investments was $422,150,019.
Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2010, were as follows:

Gross unrealized:
Appreciation	$ 8,027,910
Depreciation	(2,963,436)

Net unrealized appreciation (depreciation) of investments	$ 5,064,474

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)

Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(3)	For fair value measurement disclosure purposes, investment categorized as Level 3.
PPIP	Public-Private Investment Program.
TBA	To be announced. Maturity date not known prior to settlement of this transaction.
MDR	Denotes investment is subject to dollar roll transactions.
WI/DD	Purchased on a when-issued or delayed delivery basis.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

N/A	Not applicable.

Item 2. Controls and Procedures.

a.                 The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Mortgage Opportunity Term Fund

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 28, 2010

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 28, 2010

*                      Print the name and title of each signing officer under his or her signature.